Equity (Tables)	3 Months Ended
Mar. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expenses
	Three Months Ended
	March 31,
	2021	2020
	U.S $ in thousands

Cost of sales	$634	$402
Research and development, net	1,424	1,556
Selling, general and administrative	5,147	2,949
Total stock-based compensation expenses	$7,205	$4,907

Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2021	$2,102,529	$28.06
Granted	46,366	3.15
Exercised	(137,220)	21.01
Forfeited	(13,439)	36.26
Options outstanding as of March 31, 2021	1,998,236	27.91
Options exercisable as of March 31, 2021	$1,619,049	$30.82

Schedule of RSUs and PSUs activity
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2021	$2,801,116	$21.08
Granted	1,201,186	34.62
Vested	(533,533)	22.56
Forfeited	(110,731)	20.69
Unvested as of March 31, 2021	$3,358,038	$25.70

Schedule of accumulated other comprehensive income (loss)
	Three Months Ended March 31, 2021
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2021	$(1,673)	$(7,173)	$(8,846)
Other comprehensive income (loss) before reclassifications	1,607	(961)	646
Amounts reclassified from accumulated other comprehensive loss	566	-	566
Other comprehensive income (loss)	2,173	(961)	1,212
Balance as of March 31, 2020	$500	$(8,134)	$(7,634)
	Three Months Ended March 31, 2020
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2020	$(10)	$(7,706)	$(7,716)
Other comprehensive income (loss) before reclassifications	849	(1,954)	(1,105)
Amounts reclassified from accumulated other comprehensive loss	(27)	-	(27)
Other comprehensive income (loss)	822	(1,954)	(1,132)
Balance as of March 31, 2020	$812	$(9,660)	$(8,848)